UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $437,519 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107       78    50000 SH       SOLE                    50000        0        0
BED BATH & BEYOND INC          COM              075896100    27313  1074476 SH       SOLE                  1074476        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    16409 27812000 PRN      SOLE                 27812000        0        0
CAPITALSOURCE INC              DBCV 1.625% 3/1  14055XAF9     2275  2500000 PRN      SOLE                  2500000        0        0
CARDINAL HEALTH INC            COM              14149Y108    28994   841149 SH       SOLE                   841149        0        0
CHEVRON CORP NEW               COM              166764100      370     5000 SH       SOLE                     5000        0        0
CLOROX CO DEL                  COM              189054109    40013   720181 SH       SOLE                   720181        0        0
COMCAST CORP NEW               CL A             20030N101    21084  1249050 SH       SOLE                  1249050        0        0
FASTENAL CO                    COM              311900104     8825   253225 SH       SOLE                   253225        0        0
GENELABS TECHNOLOGIES INC      COM NEW          368706206       52    40000 SH       SOLE                    40000        0        0
LAMAR ADVERTISING CO           NOTE 2.875%12/3  512815AH4      780  1000000 PRN      SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104    44242  2275844 SH       SOLE                  2275844        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1      292   500000 PRN      SOLE                   500000        0        0
NIKE INC                       CL B             654106103    48401   949030 SH       SOLE                   949030        0        0
PAYCHEX INC                    COM              704326107    59855  2277596 SH       SOLE                  2277596        0        0
PROGRESSIVE CORP OHIO          COM              743315103    46535  3142139 SH       SOLE                  3142139        0        0
ROHM & HAAS CO                 COM              775371107      216     3500 SH       SOLE                     3500        0        0
SEALED AIR CORP NEW            COM              81211K100    17966  1202515 SH       SOLE                  1202515        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    15936   288904 SH       SOLE                   288904        0        0
US BANCORP DEL                 COM NEW          902973304      246     9834 SH       SOLE                     9834        0        0
UST INC                        COM              902911106      798    11500 SH       SOLE                    11500        0        0
WATERS CORP                    COM              941848103    14056   383520 SH       SOLE                   383520        0        0
WELLS FARGO & CO NEW           COM              949746101    42783  1451268 SH       SOLE                  1451268        0        0